Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 3,303,401		$ 2,916,609		$ 1,003,303
Accounts receivable – related parties	359,488	[1]	272,546	[1]	238,892	[2]
Less: allowance for doubtful accounts	(99,991)		(94,447)		(94,576)
Accounts receivable, net	$ 3,562,898		$ 3,094,708		$ 1,147,619

[1]	Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the shareholder.
[2]	Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the shareholder.